Note 15 - Commitments and Contingencies (Details) - Financial Instruments Whose Contract Amounts Represent Credit Risk (USD $)	Dec. 31, 2014	Jun. 30, 2014	Jun. 30, 2013
Note 15 - Commitments and Contingencies (Details) - Financial Instruments Whose Contract Amounts Represent Credit Risk [Line Items]
Financial instrument	$ 23,238,000	$ 22,462,000	$ 31,657,000
Commitments To Grant Loans [Member]
Note 15 - Commitments and Contingencies (Details) - Financial Instruments Whose Contract Amounts Represent Credit Risk [Line Items]
Financial instrument	2,857,000	2,122,000	7,671,000
Unfunded Commitments Under Lines Of Credit [Member]
Note 15 - Commitments and Contingencies (Details) - Financial Instruments Whose Contract Amounts Represent Credit Risk [Line Items]
Financial instrument	20,034,000	20,093,000	23,659,000
Standby Letters of Credit [Member]
Note 15 - Commitments and Contingencies (Details) - Financial Instruments Whose Contract Amounts Represent Credit Risk [Line Items]
Financial instrument	$ 347,000	$ 247,000	$ 327,000